INCOME TAXES - UNRECOGNIZED TAX BENEFITS RECONCILIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
BEGINNING OF YEAR	$ 1,437	$ 1,600	$ 1,773
Increases in tax positions for prior years	87	146	162
Decreases in tax positions for prior years	(146)	(296)	(225)
Increases in tax positions for current year	118	142	188
Settlements with taxing authorities	(250)	(135)	(195)
Lapse in statute of limitations	(27)	(33)	(98)
Currency translation	(123)	13	(5)
END OF YEAR	$ 1,096	$ 1,437	$ 1,600